Consolidated Statements of Stockholders Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Sale of the UK Business, tax		$ 2.5
Change in unrealized loss, tax	$ (3.6)	(2.0)	$ (0.8)
Change in minimum pension & postretirement liability, tax	$ 0.0	$ 0.1	$ 0.2